24. EMPLOYEE BENEFITS (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 2Abstract
Severance indemnity payments	$ 2,867,500	$ 2,829,938
Total	$ 2,867,500	$ 2,829,938	$ 2,859,643	$ 2,617,506